Temporary Equity (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Schedule of Valuation Inputs for Warrant Liability
The following key unobservable assumptions were used in the fair value measurement of our loans as of the dates indicated:

	December 31, 2021		December 31, 2020
	Range	Weighted Average	Range	Weighted Average
Student loans
Conditional prepayment rate	16.5% – 26.3%	19.2%	15.8% – 33.3%	18.4%
Annual default rate	0.2% – 4.2%	0.4%	0.2% – 4.9%	0.4%
Discount rate	1.9% – 7.1%	2.9%	1.1% – 7.1%	3.3%
Home loans
Conditional prepayment rate	4.8% – 16.4%	12.4%	4.4% – 17.6%	14.9%
Annual default rate	0.1% – 0.2%	0.1%	0.1% – 4.9%	0.1%
Discount rate	2.5% – 13.0%	2.6%	1.3% – 10.0%	1.6%
Personal loans
Conditional prepayment rate	18.4% – 37.7%	20.5%	14.5% – 23.2%	18.1%
Annual default rate	4.2% – 30.0%	4.4%	3.3% – 33.8%	4.2%
Discount rate	3.9% – 7.0%	4.0%	5.0% – 10.7%	6.0%
The following key unobservable inputs were used in the fair value measurement of our classes of servicing rights as of the dates presented:

	December 31, 2021		December 31, 2020
	Range	Weighted Average	Range	Weighted Average
Student loans
Market servicing costs	0.1% – 0.2%	0.1%	0.1% – 0.2%	0.1%
Conditional prepayment rate	15.2% – 25.6%	20.4%	13.8% – 24.7%	18.7%
Annual default rate	0.2% – 4.3%	0.4%	0.2% – 4.8%	0.4%
Discount rate	7.3% – 7.3%	7.3%	7.3% – 7.3%	7.3%
Home loans
Market servicing costs	0.1% – 0.1%	0.1%	0.1% – 0.1%	0.1%
Conditional prepayment rate	10.0% – 16.4%	11.5%	13.9% – 20.3%	16.5%
Annual default rate	0.1% – 0.2%	0.1%	0.1% – 0.1%	0.1%
Discount rate	7.5% – 7.5%	7.5%	10.0% – 10.0%	10.0%
Personal loans
Market servicing costs	0.2% – 1.1%	0.2%	0.2% – 0.7%	0.3%
Conditional prepayment rate	22.5% – 41.4%	26.0%	16.2% – 26.1%	19.1%
Annual default rate	3.2% – 7.0%	4.4%	3.1% – 7.5%	5.5%
Discount rate	7.3% – 7.3%	7.3%	7.3% – 7.3%	7.3%
The following key inputs were used in the fair value measurement of our asset-backed bonds as of the dates indicated:

	December 31,
	2021	2020
Discount rate (range)	0.6% – 3.7%	0.8% – 4.0%
Conditional prepayment rate (range)	19.5% – 32.2%	18.8% – 21.9%
The following key unobservable inputs were used in the fair value measurements of our residual investments and residual interests classified as debt as of the dates indicated:

	December 31, 2021		December 31, 2020
	Range	Weighted Average	Range	Weighted Average
Residual investments
Conditional prepayment rate	19.5% – 33.6%	23.0%	18.8% – 22.3%	20.2%
Annual default rate	0.3% – 5.7%	0.9%	0.3% – 6.2%	0.7%
Discount rate	2.6% – 10.5%	4.4%	3.0% – 18.5%	6.2%
Residual interests classified as debt
Conditional prepayment rate	20.0% – 41.8%	31.5%	19.5% – 24.8%	21.4%
Annual default rate	0.5% – 5.6%	3.2%	0.4% – 6.4%	3.1%
Discount rate	5.0% – 9.5%	5.7%	8.5% – 18.0%	10.8%
The following key unobservable inputs were used in the fair value measurements of our IRLCs and student loan commitments as of the dates indicated:

	December 31, 2021		December 31, 2020
	Range	Weighted Average	Range	Weighted Average
IRLCs
Loan funding probability(1)	75.0% – 75.0%	75.0%	54.5% – 54.5%	54.5%
Student loan commitments
Loan funding probability(1)	95.0% – 95.0%	95.0%	n/a	n/a
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(1)The probability of honoring IRLCs and student loan commitments, which reflects the percentage likelihood that an approved loan application will close based on historical experience. A significant difference between the actual funded rate and the assumed funded rate at the measurement date could result in a significantly higher or lower fair value measurement of our IRLCs and student loan commitments. The aggregate amount of student loans we committed to fund was $53,189 as of December 31, 2021. See Note 1 under “Derivative Financial Instruments” for the aggregate notional amount associated with IRLCs.
Our key valuation inputs were as follows as of the date indicated:

	December 31, 2021
Purchase Price Earn-Out	Range	Weighted Average
Conditional prepayment rate	22.9% – 22.9%	22.9%
Annual default rate	30.0% – 30.0%	30.0%
Discount rate	25.0% – 25.0%	25.0%
The key inputs into our Black-Scholes Model valuation as of December 31, 2020 and as of May 28, 2021, the final measurement date, were as follows:

Input	May 28, 2021	December 31, 2020
Risk-free interest rate	0.3%	0.2%
Expected term (years)	2.9	3.4
Expected volatility	33.9%	32.6%
Dividend yield	—%	—%
Exercise price	$8.86	$8.86
Fair value of Series H preferred stock	$21.89	$9.74
The following table summarizes the inputs used for estimating the fair values of PSUs granted during the year indicated:

Year Ended
Input	December 31, 2021
Risk-free interest rate	0.8% – 0.8%
Expected volatility	34.9% – 35.9%
Fair value of common stock	$16.99 – $23.21
Dividend yield	0% – 0%

Schedule of Changes in Fair Value of Warrant Liabilities
The following table presents the changes in the fair value of the Series H warrant liabilities during the periods prior to the Closing of the Business Combination.

Warrant Liabilities
Fair value as of January 1, 2020	$19,434
Change in valuation inputs or other assumptions(1)	20,525
Fair value as of December 31, 2020	$39,959
Change in valuation inputs or other assumptions(1)	121,816
Reclassification to permanent equity in conjunction with the Business Combination(2)	(161,775)
Fair value as of December 31, 2021	$—
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(1)Changes in valuation inputs or other assumptions are recognized within noninterest expense—general and administrative in the consolidated statements of operations and comprehensive income (loss).
(2)Upon the Closing of the Business Combination, Social Finance Series H warrants were converted into SoFi Technologies common stock warrants and reclassified to permanent equity, as the warrants no longer had features requiring liability based accounting and, therefore, represented a non-cash activity.